Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Patents	Computer Software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2016	1,533	10	1,543
Additions	582	143	725
At December 31, 2017	2,115	153	2,268
Accumulated amortization:
At December 31, 2016	163	3	166
Charge for the year	139	25	164
At December 31, 2017	302	28	330
Cost:
At December 31, 2017	2,115	153	2,268
Additions	1,409	5	1,414
At December 31, 2018	3,524	158	3,682
Accumulated amortization:
At December 31, 2017	302	28	330
Charge for the year	196	34	230
At December 31, 2018	498	62	560
Net book value:
At December 31, 2018	3,026	96	3,122
At December 31, 2017	1,813	125	1,938